Schedule of accruals and other current liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Accruals:
Staff cost	$ 100,691	$ 136,855
Staff bonus	10,148	20,813
Other	11,944	48,207
Total	$ 122,783	$ 205,875